Group - Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit (loss) for the period	$ 321	$ (35)
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(10)	(10)
Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations	0	(9)
Net gain (loss) on equity investments	9	(2)
Other comprehensive income that will not be reclassified to profit or loss	9	(11)
Other comprehensive income (loss) for the period, net of tax	(1)	(21)
Total comprehensive income (loss) for the period, net of tax	320	(56)
Attributable to:
Equity shareholders	310	(60)
Non-controlling interests	$ 10	$ 4